Ordinary Shares	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Ordinary Shares

22. Ordinary shares

On December 9, 2016, the Company’s shareholders approved an Amended and Restated Memorandum and Articles of Associations, pursuant to which 577,539,514 shares were authorized as ordinary shares, and 222,460,486 shares were authorized and re-designated into convertible preferred shares with a nominal or par value of US$0.0001 each share. As of December 31, 2016, there were 79,305,191 shares legally outstanding as of December 31, 2016.

On April 28, 2017, the Company’s shareholders and the Board of Directors resolved that the Company accepted from Qufenqi Holding Limited the surrender of 15,814,019 of the said issued ordinary shares (the “Surrendered Shares”) at no consideration and all the Surrendered Shares was canceled.

Upon completion of the IPO in October 18, 2017, 222,460,486 Class A ordinary shares were issued upon conversion of all convertible preferred shares. Meanwhile, 266,559,398 Class A ordinary shares and 63,491,172 Class B ordinary shares were issued and outstanding. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association was amended and restated such that the authorized share capital increased to 800,000,000 ordinary shares at a par value of US$0.0001 per share, of which 656,508,828 shares as Class A ordinary shares and 63,491,172 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into equal number of Class A ordinary shares.

As at December 31, 2017 there were 262,347,283 and 63,491,172 Class A and Class B ordinary shares outstanding respectively.